Prepayments and other current assets	12 Months Ended
Dec. 31, 2018
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.

	2018	2017
	US$’000	US$’000

Deposits paid	259	85
Prepayments	59	475
Other receivables	156	104
Other tax recoverable	73	2
	547	666

ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayments and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

	2018	2017
	RMB’000	RMB’000

Prepayments	18,702	19,606
Other receivables	8,791	10,775
Other current assets	1,485	-
	28,978	30,381